Average Annual Total Returns - FidelitySAIInternationalSMACompletionFund-PRO - FidelitySAIInternationalSMACompletionFund-PRO - Fidelity SAI International SMA Completion Fund	Dec. 30, 2022
Fidelity SAI International SMA Completion Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.94%
Since Inception	17.16%
Fidelity SAI International SMA Completion Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.28%
Since Inception	16.42%
Fidelity SAI International SMA Completion Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.79%
Since Inception	13.43%
MS001
Average Annual Return:
Past 1 year	11.48%
Since Inception	10.49%	[1]

[1]	A From April 11, 2019